Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2013-C17
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Balances	8		Andy Lindenman	(913) 317-4372
Current Mortgage Loan and Property Stratification	9-13		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46640UAA0	1.247300%	62,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640UAB8	3.003200%	67,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640UAC6	3.927700%	210,000,000.00	72,135,110.78	0.00	236,104.23	0.00	0.00	236,104.23	72,135,110.78	42.02%	30.00%
A-4	46640UAD4	4.198900%	319,103,000.00	319,103,000.00	0.00	1,116,567.99	0.00	0.00	1,116,567.99	319,103,000.00	42.02%	30.00%
A-SB	46640UAE2	3.705000%	98,635,000.00	46,543,061.61	1,376,541.46	143,701.70	0.00	0.00	1,520,243.16	45,166,520.15	42.02%	30.00%
A-S	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00	30.87%	22.25%
B	46640UAJ1	5.048838%	62,222,000.00	62,222,000.00	0.00	261,790.65	0.00	0.00	261,790.65	62,222,000.00	22.60%	16.50%
C	46640UAK8	5.048838%	47,343,000.00	47,343,000.00	0.00	199,189.27	0.00	0.00	199,189.27	47,343,000.00	16.31%	12.13%
D	46640UAN2	5.048838%	48,696,000.00	48,696,000.00	0.00	204,881.83	0.00	0.00	204,881.83	48,696,000.00	9.84%	7.62%
E	46640UAP7	3.867000%	21,642,000.00	21,642,000.00	0.00	69,741.35	0.00	0.00	69,741.35	21,642,000.00	6.97%	5.63%
F	46640UAQ5	3.867000%	12,174,000.00	12,174,000.00	0.00	39,230.71	0.00	0.00	39,230.71	12,174,000.00	5.35%	4.50%
NR	46640UAR3	3.867000%	48,695,815.00	40,270,024.45	0.00	123,714.72	0.00	0.00	123,714.72	40,270,024.45	0.00%	0.00%
R	46640UAS1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,082,126,916.00	753,993,196.84	1,376,541.46	2,706,508.88	0.00	0.00	4,083,050.34	752,616,655.38

Notional Certificates
X-A	46640UAF9	0.889788%	841,354,000.00	521,646,172.39	0.00	386,795.36	0.00	0.00	386,795.36	520,269,630.93
X-C	46640UAM4	1.181838%	82,511,815.00	74,086,024.45	0.00	72,964.71	0.00	0.00	72,964.71	74,086,024.45
Notional SubTotal			923,865,815.00	595,732,196.84	0.00	459,760.07	0.00	0.00	459,760.07	594,355,655.38

Deal Distribution Total					1,376,541.46	3,166,268.95	0.00	0.00	4,542,810.41

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640UAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640UAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640UAC6	343.50052752	0.00000000	1.12430586	0.00000000	0.00000000	0.00000000	0.00000000	1.12430586	343.50052752
A-4	46640UAD4	1,000.00000000	0.00000000	3.49908334	0.00000000	0.00000000	0.00000000	0.00000000	3.49908334	1,000.00000000
A-SB	46640UAE2	471.87166432	13.95591281	1.45690374	0.00000000	0.00000000	0.00000000	0.00000000	15.41281655	457.91575151
A-S	46640UAH5	1,000.00000000	0.00000000	3.71533333	0.00000000	0.00000000	0.00000000	0.00000000	3.71533333	1,000.00000000
B	46640UAJ1	1,000.00000000	0.00000000	4.20736476	0.00000000	0.00000000	0.00000000	0.00000000	4.20736476	1,000.00000000
C	46640UAK8	1,000.00000000	0.00000000	4.20736476	0.00000000	0.00000000	0.00000000	0.00000000	4.20736476	1,000.00000000
D	46640UAN2	1,000.00000000	0.00000000	4.20736467	0.00000000	0.00000000	0.00000000	0.00000000	4.20736467	1,000.00000000
E	46640UAP7	1,000.00000000	0.00000000	3.22250023	0.00000000	0.00000000	0.00000000	0.00000000	3.22250023	1,000.00000000
F	46640UAQ5	1,000.00000000	0.00000000	3.22249959	0.00000000	0.00000000	0.00000000	0.00000000	3.22249959	1,000.00000000
NR	46640UAR3	826.97095120	0.00000000	2.54056165	0.12435216	2.06496143	0.00000000	0.00000000	2.54056165	826.97095120
R	46640UAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640UAF9	620.00795431	0.00000000	0.45972963	0.00000000	0.00000000	0.00000000	0.00000000	0.45972963	618.37185172
X-C	46640UAM4	897.88382973	0.00000000	0.88429409	0.00000000	0.00000000	0.00000000	0.00000000	0.88429409	897.88382973

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	236,104.23	0.00	236,104.23	0.00	0.00	0.00	236,104.23	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,116,567.99	0.00	1,116,567.99	0.00	0.00	0.00	1,116,567.99	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	143,701.70	0.00	143,701.70	0.00	0.00	0.00	143,701.70	0.00
X-A	08/01/21 - 08/30/21	30	0.00	386,795.36	0.00	386,795.36	0.00	0.00	0.00	386,795.36	0.00
X-C	08/01/21 - 08/30/21	30	0.00	72,964.71	0.00	72,964.71	0.00	0.00	0.00	72,964.71	0.00
A-S	08/01/21 - 08/30/21	30	0.00	311,586.43	0.00	311,586.43	0.00	0.00	0.00	311,586.43	0.00
B	08/01/21 - 08/30/21	30	0.00	261,790.65	0.00	261,790.65	0.00	0.00	0.00	261,790.65	0.00
C	08/01/21 - 08/30/21	30	0.00	199,189.27	0.00	199,189.27	0.00	0.00	0.00	199,189.27	0.00
D	08/01/21 - 08/30/21	30	0.00	204,881.83	0.00	204,881.83	0.00	0.00	0.00	204,881.83	0.00
E	08/01/21 - 08/30/21	30	0.00	69,741.35	0.00	69,741.35	0.00	0.00	0.00	69,741.35	0.00
F	08/01/21 - 08/30/21	30	0.00	39,230.71	0.00	39,230.71	0.00	0.00	0.00	39,230.71	0.00
NR	08/01/21 - 08/30/21	30	94,499.55	129,770.15	0.00	129,770.15	6,055.43	0.00	0.00	123,714.72	100,554.98
Totals			94,499.55	3,172,324.38	0.00	3,172,324.38	6,055.43	0.00	0.00	3,166,268.95	100,554.98

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46640UAJ1	5.048838%	62,222,000.00	62,222,000.00	0.00	261,790.65	0.00	0.00	261,790.65	62,222,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46640UAK8	5.048838%	47,343,000.00	47,343,000.00	0.00	199,189.27	0.00	0.00	199,189.27	47,343,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,430,000.03	193,430,000.00	0.00	772,566.35	0.00	0.00	772,566.35	193,430,000.00

Exchangeable Certificate Details
EC	46640UAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,542,810.41
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,183,963.27	Master Servicing Fee	7,223.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,577.61
Interest Adjustments	(63.13)	Trustee Fee	149.33
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.64
ARD Interest	0.00	Senior Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	1,363.47
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,183,900.14	Total Fees	11,638.86

Principal		Expenses/Reimbursements
Scheduled Principal	1,360,953.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,992.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	15,525.17	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	63.13	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,376,541.46	Total Expenses/Reimbursements	5,992.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,166,268.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,376,541.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,542,810.41
Total Funds Collected	4,560,441.60	Total Funds Distributed	4,560,441.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	753,993,196.84	753,993,196.84	Beginning Certificate Balance	753,993,196.84
(-) Scheduled Principal Collections	1,360,953.16	1,360,953.16	(-) Principal Distributions	1,376,541.46
(-) Unscheduled Principal Collections	15,525.17	15,525.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	63.13	63.13	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	752,616,655.38	752,616,655.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	754,296,356.94	754,296,356.94	Ending Certificate Balance	752,616,655.38
Ending Actual Collateral Balance	752,936,473.80	752,936,473.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP	Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP
$9,999,999 or Less	27	154,737,565.85	20.56%	24	5.1648	1.897022	1.30 or Less	16	375,611,915.27	49.91%	27	4.8084	0.628545
$10,000,000 to $19,999,999	7	96,768,508.61	12.86%	26	4.9650	1.940882	1.31 to 1.40	2	74,986,782.90	9.96%	27	4.9166	1.348763
$20,000,000 to $24,999,999	1	23,873,869.73	3.17%	27	4.7400	2.299500	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999	4	124,732,932.36	16.57%	27	4.9395	0.305074	1.51 to 1.60	2	11,375,628.92	1.51%	25	5.2099	1.566173
$50,000,000 to 99,999,999	2	147,728,204.42	19.63%	26	4.8498	0.725380	1.61 to 1.75	2	14,468,542.08	1.92%	26	5.1231	1.674872
$100,000,000 or Greater	1	102,987,644.60	13.68%	28	4.3660	1.198900	1.76 to 2.00	7	56,574,137.59	7.52%	21	5.0054	1.933057
Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641	2.01 to 2.25	5	41,471,201.30	5.51%	26	5.0179	2.131547
							2.26 or Greater	7	73,437,989.69	9.76%	26	4.8995	3.034130
							Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	101,787,929.81	13.52%	24	5.0668	NAP
							Defeased	10	101,787,929.81	13.52%	24	5.0668	NAP
Arizona	1	3,251,315.97	0.43%	27	5.4000	1.945400
							Lodging	3	58,853,130.96	7.82%	27	4.9877	0.681014
California	3	21,745,150.24	2.89%	26	5.0749	0.962031
							Mixed Use	4	46,329,105.72	6.16%	26	5.0552	0.336293
Florida	5	33,564,119.96	4.46%	26	5.0508	3.550864
							Mobile Home Park	1	6,197,673.31	0.82%	27	5.1200	2.165600
Georgia	2	71,210,652.11	9.46%	27	4.8982	1.404115
							Multi-Family	12	152,092,928.50	20.21%	26	4.9662	1.253687
Idaho	1	6,535,750.68	0.87%	27	5.0500	1.845200
							Office	9	182,965,350.09	24.31%	25	4.8864	1.487158
Indiana	1	2,902,527.82	0.39%	27	5.4400	1.750800
							Other	1	6,121,489.25	0.81%	25	5.3500	0.645800
Iowa	1	102,987,644.60	13.68%	28	4.3660	1.198900
							Retail	10	190,839,058.61	25.36%	27	4.6875	1.277856
Louisiana	1	8,331,553.41	1.11%	25	5.0600	1.564300
							Self Storage	2	7,429,989.13	0.99%	27	5.2296	3.400205
Maryland	1	8,251,004.78	1.10%	27	5.1300	0.985400
							Totals	52	752,616,655.38	100.00%	26	4.9039	1.272641
Massachusetts	2	47,207,075.82	6.27%	27	4.9252	1.395228

Michigan	4	24,222,818.40	3.22%	25	5.3277	1.221464

Mississippi	1	8,673,502.34	1.15%	27	5.2730	1.402000

New York	3	97,951,015.18	13.01%	26	4.8832	0.393719

North Carolina	2	39,873,869.73	5.30%	27	4.7721	2.599165

Ohio	4	19,282,056.52	2.56%	26	5.3371	1.584019

Pennsylvania	1	6,197,673.31	0.82%	27	5.1200	2.165600

Tennessee	2	24,137,730.49	3.21%	26	4.9498	2.120867

Texas	4	47,297,799.77	6.28%	19	4.9417	0.971123

Virginia	1	6,238,425.95	0.83%	25	4.9740	2.047700

Washington	1	42,322,431.57	5.62%	27	4.9655	0.139200

Washington, DC	1	28,644,606.92	3.81%	26	4.9200	(0.447700)

Totals	52	752,616,655.38	100.00%	26	4.9039	1.272641

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP	Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP
4.40000% or Less	1	102,987,644.60	13.68%	28	4.3660	1.198900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.40001% to 4.60000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.60001% to 4.80000%	2	29,674,508.88	3.94%	15	4.7365	2.237358	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.80001% to 5.00000%	14	364,076,999.74	48.37%	26	4.8927	1.058794	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
5.00001% to 5.20000%	11	93,393,790.40	12.41%	27	5.1066	1.532578	49 months or greater	42	650,828,725.57	86.48%	26	4.8784	1.236790
5.20001% to 5.40000%	7	35,317,475.95	4.69%	26	5.2931	1.377220	Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641
5.40001% to 5.60000%	5	17,850,389.48	2.37%	26	5.4527	1.412252
5.60001% or Greater	2	7,527,916.52	1.00%	24	5.6200	1.674999
Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 28

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP	Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP
60 months or Less	42	650,828,725.57	86.48%	26	4.8784	1.236790	Interest Only	1	16,000,000.00	2.13%	26	4.8200	3.046300
61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	41	634,828,725.57	84.35%	26	4.8799	1.191184
Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641	300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 28

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	8	101,787,929.81	13.52%	24	5.0668	NAP				None
Underwriter's Information	0	0.00	0.00%	0	0.0000	0.000000
12 Months or Less	40	614,361,295.47	81.63%	26	4.8679	1.246116
13 to 24 Months	1	27,793,927.76	3.69%	27	4.9875	0.979100
25 Months or Greater	1	8,673,502.34	1.15%	27	5.2730	1.402000
Totals	50	752,616,655.38	100.00%	26	4.9039	1.272641

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	301410001	RT	West Des Moines	IA	Actual/360	4.36625%	387,984.97	210,520.50	0.00	N/A	01/01/24	--	103,198,165.10	102,987,644.60	09/01/21
3	301171001	MF	New York	NY	Actual/360	4.83325%	339,412.61	134,601.61	0.00	N/A	11/01/23	--	81,549,525.47	81,414,923.86	09/01/21
4	301410004	OF	Atlanta	GA	Actual/360	4.87025%	278,545.92	108,215.70	0.00	N/A	12/01/23	--	66,421,496.26	66,313,280.56	09/01/21
5	883100172	LO	Bellevue	WA	Actual/360	4.96525%	181,276.99	73,140.46	0.00	N/A	12/06/23	--	42,395,572.03	42,322,431.57	09/06/21
6	883100164	RT	Oxon Hill	MD	Actual/360	4.95525%	181,726.17	63,948.23	0.00	N/A	08/06/23	--	42,590,685.41	42,526,737.18	09/06/21
7	301410007	MU	Washington	DC	Actual/360	4.92025%	121,541.36	43,360.98	0.00	N/A	11/01/23	--	28,687,967.90	28,644,606.92	09/01/21
8	301410008	RT	Springfield	MA	Actual/360	4.98725%	119,546.38	41,271.00	0.00	N/A	12/01/23	--	27,835,198.76	27,793,927.76	02/01/21
9	301410009	OF	Houston	TX	Actual/360	4.86725%	109,068.13	49,557.80	0.00	N/A	11/01/23	--	26,021,523.91	25,971,966.11	09/01/21
10	301410010	MF	Orlando	FL	Actual/360	5.00025%	39,910.11	13,798.89	0.00	N/A	11/01/23	--	9,269,444.15	9,255,645.26	09/01/21
11	301410011	MF	Orlando	FL	Actual/360	5.00025%	37,117.80	12,833.45	0.00	N/A	11/01/23	--	8,620,907.30	8,608,073.85	09/01/21
12	301410012	MF	Orlando	FL	Actual/360	5.00025%	35,661.80	12,330.05	0.00	N/A	11/01/23	--	8,282,741.77	8,270,411.72	09/01/21
13	301410013	OF	Charlotte	NC	Actual/360	4.74025%	97,586.52	34,628.59	0.00	N/A	12/01/23	--	23,908,498.32	23,873,869.73	09/01/21
16	883100180	OF	Dedham	MA	Actual/360	4.83625%	80,966.38	29,670.77	0.00	N/A	12/06/23	--	19,442,818.83	19,413,148.06	09/06/21
17	883100171	RT	Wyoming	MI	Actual/360	5.12125%	61,410.81	65,254.27	0.00	N/A	11/06/23	--	13,926,143.70	13,860,889.43	09/06/21
18	301410018	RT	Concord	NC	Actual/360	4.82025%	66,408.89	0.00	0.00	N/A	11/01/23	--	16,000,000.00	16,000,000.00	09/01/21
19	301410019	MF	Memphis	TN	Actual/360	4.84825%	57,882.90	21,248.15	0.00	N/A	11/01/23	--	13,866,705.20	13,845,457.05	09/01/21
20	301410020	MH	Franklin	TN	Actual/360	5.12025%	56,582.85	23,139.43	0.00	N/A	11/01/23	--	12,833,812.01	12,810,672.58	09/01/21
22	883100182	OF	East Syracuse	NY	Actual/360	5.08725%	52,822.26	21,994.61	0.00	N/A	12/06/23	--	12,058,575.74	12,036,581.13	09/06/21
23	883100173	MF	Tampa	FL	Actual/360	5.44225%	56,047.04	20,678.09	0.00	N/A	11/06/23	10/06/23	11,960,103.50	11,939,425.41	09/06/21
24	301410024	OF	Houston	TX	Actual/360	5.10225%	49,829.04	20,773.60	0.00	N/A	11/01/23	--	11,340,933.10	11,320,159.50	09/01/21
26	301410026	LO	Chattanooga	TN	Actual/360	5.08825%	45,171.83	18,805.64	0.00	N/A	12/01/23	--	10,311,079.08	10,292,273.44	09/01/21
28	301410028	OF	San Rafael	CA	Actual/360	4.90025%	42,209.32	18,824.25	0.00	N/A	12/01/23	--	10,003,525.32	9,984,701.07	09/01/21
31	301410031	OF	San Antonio	TX	Actual/360	4.72225%	23,725.68	49,787.31	63.13	11/01/18	07/31/23	--	5,850,426.46	5,800,639.15	09/01/21
32	883100186	RT	Jackson	MS	Actual/360	5.27325%	39,452.97	15,356.31	0.00	N/A	12/06/23	--	8,688,858.65	8,673,502.34	08/06/21
33	301410033	MF	Chicago	IL	Actual/360	5.20025%	39,882.59	13,655.72	0.00	N/A	09/01/23	--	8,906,781.52	8,893,125.80	09/01/21
34	883100170	MU	Lakewood	OH	Actual/360	5.40825%	36,877.81	21,548.31	0.00	N/A	11/06/23	--	7,918,980.46	7,897,432.15	09/06/21
35	301410035	OF	Owings Mills	MD	Actual/360	5.13025%	36,514.94	14,968.16	0.00	N/A	12/05/23	--	8,265,972.94	8,251,004.78	09/05/21
36	883100155	MF	Mt. Pleasant	MI	Actual/360	5.62025%	21,757.86	12,101.59	0.00	N/A	09/06/23	--	4,495,942.60	4,483,841.01	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
37	883100154	MF	Mt. Pleasant	MI	Actual/360	5.62025%	14,771.39	8,215.76	0.00	N/A	09/06/23	--	3,052,291.27	3,044,075.51	09/06/21
38	301410038	RT	Mountain View	CA	Actual/360	4.96025%	34,971.20	13,122.97	0.00	N/A	09/05/23	--	8,187,844.95	8,174,721.98	09/05/21
39	301410039	MF	Lafayette	LA	Actual/360	5.06025%	36,348.94	10,674.09	0.00	N/A	10/01/23	--	8,342,227.50	8,331,553.41	09/01/21
40	883100169	MF	Saint Louis	MO	Actual/360	4.95025%	31,786.78	14,010.69	0.00	N/A	08/06/23	--	7,457,309.09	7,443,298.40	09/06/21
41	883100184	SS	Various	Various	Actual/360	5.19025%	33,982.35	11,679.72	0.00	N/A	12/06/23	--	7,603,733.64	7,592,053.92	09/06/21
42	301410042	RT	Cincinnati	OH	Actual/360	5.18025%	32,031.70	12,894.14	0.00	N/A	12/05/23	--	7,181,101.45	7,168,207.31	09/05/21
44	883100187	RT	La Mirada	CA	Actual/360	5.08625%	24,811.95	26,371.17	0.00	N/A	12/06/23	--	5,665,331.09	5,638,959.92	09/06/21
45	301410045	MU	Boise	ID	Actual/360	5.05025%	28,473.70	12,017.42	0.00	N/A	12/05/23	--	6,547,768.10	6,535,750.68	09/05/21
46	301410046	LO	Richmond	VA	Actual/360	4.97425%	26,770.61	11,766.22	0.00	N/A	10/01/23	--	6,250,192.17	6,238,425.95	09/01/21
47	301410047	MH	Fairless Hills	PA	Actual/360	5.12025%	27,374.51	11,262.23	0.00	N/A	12/01/23	--	6,208,935.54	6,197,673.31	09/01/21
48	301410048	98	Los Angeles	CA	Actual/360	5.35025%	28,251.29	10,837.67	0.00	N/A	10/01/23	--	6,132,326.92	6,121,489.25	09/01/21
50	301410050	MF	Carrollton	GA	Actual/360	5.28025%	22,306.37	8,721.17	0.00	N/A	11/01/23	--	4,906,092.72	4,897,371.55	09/01/21
51	301410051	RT	New York	NY	Actual/360	5.24025%	20,339.19	8,067.41	0.00	N/A	11/01/23	--	4,507,577.60	4,499,510.19	09/01/21
53	301410053	MF	Austin	TX	Actual/360	5.27025%	19,116.49	7,448.78	0.00	N/A	12/05/23	--	4,212,483.79	4,205,035.01	09/05/21
54	883100183	SS	St. Petersburg	FL	Actual/360	5.20025%	16,869.94	6,741.83	0.00	N/A	12/06/23	--	3,767,479.32	3,760,737.49	09/06/21
55	301410055	SS	Port Saint Lucie	FL	Actual/360	5.26025%	16,648.18	6,293.98	0.00	N/A	11/01/23	--	3,675,545.62	3,669,251.64	09/01/21
57	301410057	MU	Tucson	AZ	Actual/360	5.40025%	15,144.81	5,631.83	0.00	N/A	12/01/23	--	3,256,947.80	3,251,315.97	09/01/21
58	883100149	MF	Mt. Pleasant	MI	Actual/360	5.56325%	13,611.62	7,703.36	0.00	N/A	09/06/23	--	2,841,715.81	2,834,012.45	09/06/21
60	301410060	MF	Marion	IN	Actual/360	5.44025%	13,620.12	4,992.88	0.00	N/A	12/01/23	--	2,907,520.70	2,902,527.82	09/01/21
62	301410062	MF	Wayne	MI	Actual/360	4.74025%	9,847.84	4,806.54	0.00	N/A	07/01/23	--	2,412,701.08	2,407,894.54	09/01/21
63	301410063	RT	Canton	OH	Actual/360	5.48025%	11,196.02	4,100.42	0.00	N/A	10/01/23	--	2,372,595.71	2,368,495.29	09/01/21
64	301410064	RT	Westlake	OH	Actual/360	5.46025%	8,703.21	3,167.71	0.00	N/A	12/01/23	--	1,851,089.48	1,847,921.77	09/01/21
Totals							3,183,900.14	1,376,541.46	63.13				753,993,196.84	752,616,655.38
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,562,068.61	8,343,243.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,252,442.93	1,619,023.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,207,884.26	1,944,436.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	375,591.17	597,509.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,701,847.68	(187,172.64)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,165,495.00	0.00	--	--	02/11/21	0.00	0.00	160,067.14	1,121,605.08	0.00	0.00
9	1,723,059.08	796,358.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,350,218.96	1,279,677.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,170,171.12	1,211,157.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,867,223.14	965,098.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,244,980.63	2,100,340.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,402,741.48	1,439,580.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,620,785.65	861,296.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	555,319.76	0.00
18	2,416,726.63	1,271,306.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,048,639.84	1,073,677.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,002,135.75	983,207.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,381,302.62	652,502.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,549,601.10	1,756,568.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,203,517.00	631,197.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,524,885.32	783,073.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,208,637.00	521,136.00	01/01/19	06/30/19	--	0.00	0.00	54,771.87	54,771.87	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,071,041.56	542,426.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	568,498.52	349,897.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	803,611.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	505,462.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	836,347.46	455,876.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,042,913.00	555,947.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	102,937.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	985,966.97	483,462.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	652,459.20	523,596.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	957,606.20	510,991.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	348,308.85	166,979.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	781,973.05	430,893.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	485,096.00	(79,316.65)	10/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	376,207.00	277,927.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	724,100.63	430,930.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	922,861.89	527,195.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	511,228.39	265,286.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	374,603.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	425,456.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	348,131.17	180,167.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	230,644.28	111,119.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,035,409.97	34,376,597.92				0.00	0.00	214,839.01	1,176,376.95	555,319.76	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
31	301410031	15,525.17	Partial Liquidation (Curtailment)	0.00	0.00
Totals		15,525.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	27,793,927.76	0	0.00	0	0.00	0	0.00	1	15,525.17	0	0.00	4.903896%	4.876737%	26
08/17/21	0	0.00	0	0.00	1	27,835,198.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.903898%	4.876743%	27
07/16/21	0	0.00	0	0.00	1	27,876,293.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.903903%	4.876752%	28
06/17/21	0	0.00	0	0.00	1	27,921,063.73	0	0.00	0	0.00	0	0.00	1	150,909.74	0	0.00	4.903911%	4.876763%	29
05/17/21	0	0.00	0	0.00	1	27,961,791.04	0	0.00	0	0.00	0	0.00	1	55,326.00	1	6,236,534.47	4.903879%	4.873859%	30
04/16/21	0	0.00	0	0.00	2	37,875,883.47	0	0.00	0	0.00	0	0.00	1	80,807.53	0	0.00	4.906773%	4.873786%	31
03/17/21	0	0.00	1	28,046,570.82	1	9,887,016.95	0	0.00	0	0.00	0	0.00	1	74,903.85	0	0.00	4.906759%	4.873777%	32
02/18/21	1	28,098,389.86	0	0.00	1	9,908,499.04	0	0.00	0	0.00	0	0.00	1	83,352.86	0	0.00	4.906752%	4.873777%	33
01/15/21	0	0.00	0	0.00	2	38,064,028.25	0	0.00	0	0.00	0	0.00	1	77,016.47	0	0.00	4.906737%	4.873768%	34
12/17/20	0	0.00	0	0.00	2	38,120,921.16	0	0.00	0	0.00	0	0.00	1	111,974.17	0	0.00	4.906723%	4.873760%	35
11/18/20	0	0.00	0	0.00	2	38,182,875.07	0	0.00	0	0.00	0	0.00	1	70,453.01	0	0.00	4.906704%	4.873747%	36
10/19/20	0	0.00	1	28,261,119.71	1	9,978,135.71	0	0.00	0	0.00	0	0.00	1	72,648.67	1	2,849,471.04	4.906691%	4.873740%	37
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	301410008	02/01/21	6	6	160,067.14	1,121,605.08	0.00	28,098,389.86	07/03/20	2
32	883100186	08/06/21	0	B	54,771.87	54,771.87	165.00	8,688,858.66
Totals					214,839.01	1,176,376.95	165.00	36,787,248.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		85,608,346	85,608,346	0		0
25 - 36 Months		667,008,309	639,214,382	27,793,928		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	752,616,655	724,822,728	0	0	27,793,928	0
Aug-21	753,993,197	726,157,998	0	0	27,835,199	0
Jul-21	755,348,424	727,472,130	0	0	27,876,293	0
Jun-21	756,798,471	728,877,407	0	0	27,921,064	0
May-21	758,292,803	730,331,012	0	0	27,961,791	0
Apr-21	769,655,884	731,780,001	0	0	37,875,883	0
Mar-21	771,084,916	733,151,328	0	28,046,571	9,887,017	0
Feb-21	772,810,745	734,803,857	28,098,390	0	9,908,499	0
Jan-21	774,228,725	736,164,697	0	0	38,064,028	0
Dec-20	775,634,438	737,513,517	0	0	38,120,921	0
Nov-20	777,173,270	738,990,395	0	0	38,182,875	0
Oct-20	778,560,411	740,321,156	0	28,261,120	9,978,136	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	301410008	27,793,927.76	28,098,389.86	34,700,000.00	11/19/20	1,889,492.00	0.97910	12/31/19	12/01/23	266
Totals		27,793,927.76	28,098,389.86	34,700,000.00		1,889,492.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	301410008	RT	MA	07/03/20	2

The asset transferred to Special Servicing effective 7/1/2020 due to the Borrower due to imminent default. The Borrower indicated the are not in position to support the loan obligations and are working with the Lender through the foreclosure process. A receiver was appointed in August 2020. The loan is secured by Springfield Plaza located in Springfield, MA. Per the July 2021 Receiver Report the property is 72.8% occupied. Foreclosure is anticipated to be completed in October

2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	301410001	105,750,307.40	4.36603%	105,549,382.00	4.36603%	10	08/17/20	09/01/20	09/11/20
17	883100171	14,887,046.04	5.12103%	14,887,046.04	5.12103%	10	05/06/20	05/06/20	06/11/20
Totals		120,637,353.44		120,436,428.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	883100157 11/17/17	11,048,763.34	21,600,000.00	7,901,866.28	1,663,865.81	7,901,866.28	6,238,000.47	4,810,762.87	0.00	(710.61)	4,811,473.48	40.09%
29	301410029 05/17/21	9,869,675.85	16,500,000.00	7,685,930.52	1,430,571.91	7,685,930.52	6,255,358.61	3,614,317.24	0.00	0.00	3,614,317.24	32.27%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,918,439.19	38,100,000.00	15,587,796.80	3,094,437.72	15,587,796.80	12,493,359.08	8,425,080.11	0.00	(710.61)	8,425,790.72

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	883100157	01/17/19	0.00	0.00	4,811,473.48	0.00	0.00	150.00	0.00	0.00	4,811,473.48
		01/18/18	0.00	0.00	4,811,323.48	0.00	0.00	560.61	0.00	0.00
		11/17/17	0.00	0.00	4,810,762.87	0.00	0.00	4,810,762.87	0.00	0.00
29	301410029	05/17/21	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,425,790.72	0.00	0.00	8,425,790.72	0.00	0.00	8,425,790.72

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,992.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,992.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 5,992.30

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28